Loans and Borrowings (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of detailed information about borrowings [line items]
Schedule of loans and borrowings
		July 31, 2021	July 31, 2020
		$	$
Term Loan	(A)	-	29,930
Senior notes payable	(B)	50,159	-
RDC Loan	(C)	-	-
Total Loans and Borrowings		50,159	29,930
Current		50,159	29,930
Non-current		-	-

Loans and borrowings repayment schedule
July 31, 2022	$51,875
Thereafter	-
$51,875

Term loan
Disclosure of detailed information about borrowings [line items]
Continuity schedule of loans and borrowings
		July 31, 2021	July 31, 2020
Term loan		$	$
Opening balance		30,625	34,125
Repayments		(30,625)	(3,500)
Ending balance		-	30,625
Deferred financing costs	$		$
Opening balance		(695)	(751)
Additions		(98)	(445)
Amortization of deferred finance costs		793	501
Ending balance		-	(695)
Total term loan		-	29,930
Current portion		-	29,930
Long-term portion		-	-

Senior Notes Payable
Disclosure of detailed information about borrowings [line items]
Continuity schedule of loans and borrowings
	July 31,2021	July 31, 2020
	$	$
Opening Balance
Assumed on business combination	50,138	-
Interest paid	(1,210)	-
Interest expense	1,231	-
Closing Balance	50,159	-
Current portion	50,159	-
Long-term portion	-	-

RDC Loan
Disclosure of detailed information about borrowings [line items]
Continuity schedule of loans and borrowings
Balance as at July 31, 2020	$–
Acquired on business acquisition	2,056
Debt repayment	(2,056)
Balance as at July 31, 2021	$–